Exceptional Items - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Jun. 01, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Exceptional Items [line items]
Exceptional restructuring charges			$ (157)	$ (170)	$ (363)	[1]
Acquisition costs business combinations			(25)	(23)	(73)	[1]
Business and asset disposal			(239)	(50)	(26)
Provision for EU Investigation Settlement					(230)
NET finance (cost) income			(1,738)	882	(1,982)
Decrease of income taxes			155	(6)	240
Non-controlling interest on the exceptional items			228	108	$ 32
Impairment of goodwill		$ (2,500)	(2,500)
COVID-19 Costs incurred on account of unforeseen events			(182)
Disposal group discontinue operations gain loss on disposal of business	$ 1,919		1,900
Carlton United Breweries [Member]
Disclosure of Exceptional Items [line items]
Disposal group discontinue operations gain loss on disposal of business	$ 1,919		$ 1,919
Budweiser APAC [Member]
Disclosure of Exceptional Items [line items]
Fees related to the initial public offering of a minority stake of Budweiser APAC				(117)
Expenses relating to share issuance cost reported in the income statement				(6)
capitalization of share issuance cost in equity				(111)
Stamp Duties In Equity That Are Directly Attributable To The Public Offering				(58)
Brazilian State Tax Regularization Program [Member]
Disclosure of Exceptional Items [line items]
Payment related to Special Value-added Tax (ICMS) Amnesty Program				$ (74)

[1]	In 2019, the consolidated income statement for 2018 was restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.